Expense Example	Nov. 26, 2025 USD ($)
Defiance Leveraged Long + Income XRP ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 154
Expense Example, with Redemption, 3 Years	477
Defiance Leveraged Long + Income SOL ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	$ 477